SCHEDULE OF SENSITIVITY ANALYSIS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption capitalization rate [member]
IfrsStatementLineItems [Line Items]
Impact of: 1% increase	$ (6,898)	$ (4,913)
1% decrease	8,063	5,782
Actuarial assumption salary growth rate [member]
IfrsStatementLineItems [Line Items]
Impact of: 1% increase	8,217	5,906
1% decrease